Finance costs	12 Months Ended
Sep. 30, 2025
Finance costs.
Finance costs	5. Finance costs

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000
Interest payable on lease liabilities	48	223	284